Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
June 30, 2023
AFF20-NPRT1-0823
1.818359.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $2,231,668)	2,240,000	2,232,509

Domestic Equity Funds - 23.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,986,586	44,141,746
Fidelity Advisor Series Growth Opportunities Fund (c)	2,723,664	31,185,951
Fidelity Advisor Series Small Cap Fund (c)	1,518,962	17,544,016
Fidelity Series All-Sector Equity Fund (c)	1,538,976	15,959,179
Fidelity Series Commodity Strategy Fund (c)	104,294	10,095,661
Fidelity Series Large Cap Stock Fund (c)	3,401,015	64,279,178
Fidelity Series Large Cap Value Index Fund (c)	474,879	6,871,501
Fidelity Series Opportunistic Insights Fund (c)	2,226,513	38,229,225
Fidelity Series Small Cap Core Fund (c)	13,223	135,797
Fidelity Series Small Cap Opportunities Fund (c)	1,667,270	21,474,440
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,215,508	40,451,091
Fidelity Series Value Discovery Fund (c)	2,794,884	41,420,184
TOTAL DOMESTIC EQUITY FUNDS (Cost $243,464,436)		331,787,969

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,565,509	22,324,163
Fidelity Series Emerging Markets Fund (c)	2,030,212	16,871,060
Fidelity Series Emerging Markets Opportunities Fund (c)	6,373,224	108,026,155
Fidelity Series International Growth Fund (c)	3,606,572	59,255,980
Fidelity Series International Small Cap Fund (c)	996,584	16,174,560
Fidelity Series International Value Fund (c)	5,354,661	59,222,554
Fidelity Series Overseas Fund (c)	4,727,215	59,279,272
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $258,347,502)		341,153,744

Bond Funds - 48.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,186,371	39,477,477
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	14,072,886	111,175,798
Fidelity Series Emerging Markets Debt Fund (c)	965,208	7,142,541
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	254,199	2,389,475
Fidelity Series Floating Rate High Income Fund (c)	143,905	1,289,389
Fidelity Series High Income Fund (c)	875,261	7,168,391
Fidelity Series International Credit Fund (c)	172,818	1,332,430
Fidelity Series International Developed Markets Bond Index Fund (c)	6,237,232	53,515,452
Fidelity Series Investment Grade Bond Fund (c)	39,396,099	391,991,187
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,229,105	61,579,209
Fidelity Series Real Estate Income Fund (c)	204,633	1,960,386
TOTAL BOND FUNDS (Cost $773,565,780)		679,021,735

Short-Term Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	1,767,269	1,767,622
Fidelity Series Government Money Market Fund 5.17% (c)(e)	35,849,903	35,849,903
Fidelity Series Short-Term Credit Fund (c)	303,954	2,920,998
TOTAL SHORT-TERM FUNDS (Cost $40,627,051)		40,538,523

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,318,236,437)	1,394,734,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	(471,500)
NET ASSETS - 100.0%	1,394,262,980

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	278	Sep 2023	31,209,844	(534,138)	(534,138)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	317	Sep 2023	33,948,719	(514,789)	(514,789)

TOTAL PURCHASED					(1,048,927)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Sep 2023	10,547,388	(216,574)	(216,574)
ICE MSCI EAFE Index Contracts (United States)	71	Sep 2023	7,652,025	(56,787)	(56,787)
ICE MSCI Emerging Markets Index Contracts (United States)	255	Sep 2023	12,723,225	123,940	123,940

TOTAL SOLD					(149,421)

TOTAL FUTURES CONTRACTS					(1,198,348)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,850,790.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,814,087	9,209,267	10,255,732	33,202	-	-	1,767,622	0.0%
Total	2,814,087	9,209,267	10,255,732	33,202	-	-	1,767,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	45,577,007	111,567	6,552,033	-	1,235,752	3,769,453	44,141,746
Fidelity Advisor Series Growth Opportunities Fund	32,229,945	177,787	5,365,996	-	(357,496)	4,501,711	31,185,951
Fidelity Advisor Series Small Cap Fund	18,201,841	583,289	1,916,226	-	62,974	612,138	17,544,016
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,645,468	5,591,562	1,521,148	-	154	(238,559)	39,477,477
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	116,384,119	2,198,193	5,005,418	16,665	(868,583)	(1,532,513)	111,175,798
Fidelity Series All-Sector Equity Fund	16,476,467	40,303	2,078,109	-	(26,525)	1,547,043	15,959,179
Fidelity Series Canada Fund	22,974,237	351,254	1,868,114	-	405,436	461,350	22,324,163
Fidelity Series Commodity Strategy Fund	9,797,732	956,390	428,706	-	(410,863)	181,108	10,095,661
Fidelity Series Emerging Markets Debt Fund	7,239,867	155,953	300,212	107,537	(84,613)	131,546	7,142,541
Fidelity Series Emerging Markets Debt Local Currency Fund	2,450,986	5,999	138,136	-	(14,623)	85,249	2,389,475
Fidelity Series Emerging Markets Fund	16,242,608	321,284	-	-	-	307,168	16,871,060
Fidelity Series Emerging Markets Opportunities Fund	110,505,835	-	5,582,694	-	174,301	2,928,713	108,026,155
Fidelity Series Floating Rate High Income Fund	1,303,269	32,305	59,171	28,777	(6,605)	19,591	1,289,389
Fidelity Series Government Money Market Fund 5.17%	32,626,931	5,660,412	2,437,440	413,937	-	-	35,849,903
Fidelity Series High Income Fund	7,351,481	127,973	319,525	108,918	(33,411)	41,873	7,168,391
Fidelity Series International Credit Fund	1,334,421	10,119	-	10,120	-	(12,110)	1,332,430
Fidelity Series International Developed Markets Bond Index Fund	55,486,568	1,061,391	2,321,688	777,621	(287,563)	(423,256)	53,515,452
Fidelity Series International Growth Fund	60,706,289	150,675	3,983,035	-	1,555,692	826,359	59,255,980
Fidelity Series International Small Cap Fund	16,738,368	41,191	835,698	-	284,375	(53,676)	16,174,560
Fidelity Series International Value Fund	60,381,962	814,120	4,459,310	-	616,272	1,869,510	59,222,554
Fidelity Series Investment Grade Bond Fund	397,954,514	15,337,742	15,830,055	3,847,363	(1,396,927)	(4,074,087)	391,991,187
Fidelity Series Large Cap Stock Fund	66,167,200	163,102	6,522,318	-	1,857,553	2,613,641	64,279,178
Fidelity Series Large Cap Value Index Fund	6,931,311	214,422	558,404	-	94,537	189,635	6,871,501
Fidelity Series Long-Term Treasury Bond Index Fund	63,724,173	2,309,765	2,521,345	463,338	(688,538)	(1,244,846)	61,579,209
Fidelity Series Opportunistic Insights Fund	39,303,231	96,690	4,908,061	-	1,086,180	2,651,185	38,229,225
Fidelity Series Overseas Fund	60,646,817	150,675	4,190,590	-	1,005,461	1,666,909	59,279,272
Fidelity Series Real Estate Income Fund	2,569,324	43,225	670,240	36,486	(33,840)	51,917	1,960,386
Fidelity Series Short-Term Credit Fund	3,209,993	39,639	316,680	20,652	(2,506)	(9,448)	2,920,998
Fidelity Series Small Cap Core Fund	-	135,183	5,461	79	(137)	6,212	135,797
Fidelity Series Small Cap Opportunities Fund	22,273,067	418,965	2,341,496	-	385,657	738,247	21,474,440
Fidelity Series Stock Selector Large Cap Value Fund	41,605,068	454,438	3,438,766	-	226,958	1,603,393	40,451,091
Fidelity Series Value Discovery Fund	42,506,689	784,202	3,117,813	-	65,076	1,182,030	41,420,184
	1,416,546,788	38,539,815	89,593,888	5,831,493	4,844,148	20,397,486	1,390,734,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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